Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Effective tax rates	34.00%
Additional bad debt deductions provided by Federal income tax laws	$ 2,250
Deferred tax liability not recorded	765
Corporate income tax rate	34.00%
Net operating loss carryforwards	1,904	6,628
Operating loss carryforwards expire dates	2024 to 2032
Alternative minimum tax credit carryforwards	60
Carryforwards utilize limit before the stock offering closed	163
Unutilized operating loss carryforward expire	20,342
Reduced deferred tax assets and the valuation allowance	3,122	8,629
Unrecognized tax benefits recorded	$ 0	$ 0
Significant change in unrecognized tax benefits not expected, period	12 months